Current and long-term debt - BCFL lease financing (LR2) (Details)		1 Months Ended		12 Months Ended
	Sep. 01, 2017 vessel	Dec. 31, 2023 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2023	Jan. 31, 2021 USD ($) vessel	Jul. 31, 2020 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,588,290,000		$ 1,588,290,000	$ 1,436,224,000
Principal repayments recognized in consolidated cash flow statements				516,127,000	$ 79,502,000	$ 56,729,000
BCFL Lease Financing (LR2s)
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements		58,400,000
Deposit in debt service reserve account		$ 800,000		$ 800,000
LR2 | BCFL Lease Financing (LR2s)
Disclosure of detailed information about borrowings [line items]
Increase through new leases, liabilities arising from financing activities			$ 1,900,000
Borrowings instrument, term			3 years
Finance lease daily rate per vessel			$ 1,910
LR2 | BCFL Lease Financing (LR2s) | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								2	1
Borrowings								$ 3,800,000	$ 1,900,000
Vessels | LR2 | BCFL Lease Financing (LR2s) | STI Solace, STI Solidarity and STI Stability | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis							3.50%
Vessels | NPTI September Closing | LR2 | BCFL Lease Financing (LR2s) | STI Solace, STI Solidarity and STI Stability
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	3
Borrowings, bareboat charter term	10 years